Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended						12 Months Ended					12 Months Ended									1 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Redwood [Member]	Jul. 03, 2013 Redwood [Member]	Dec. 31, 2013 Redwood [Member] Selling, General and Administrative Expense [Member]	Dec. 31, 2012 Wireless [Member]	Dec. 31, 2012 Wireless [Member] Intangible Assets Property Plant and Equipment [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member] Broadband [Member]	Dec. 31, 2013 Level 3 [Member] Wireless [Member]	Dec. 31, 2013 Level 3 [Member] Facility [Member]	Dec. 31, 2013 Level 3 [Member] Manufacturing Equipment	Dec. 31, 2013 Level 3 [Member] BiMetals Business [Member]	Jul. 31, 2013 Minimum Redwood [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]
Business Combination Segment Allocation [Line Items]
Interest rate on senior notes																						8.25%	8.25%
Payable of contingent consideration range, low										$ 0
Payable of contingent consideration range, high										37,250,000
Contingent consideration payable year										2015
Maximum level of payout reached																					55,000,000
Estimated fair value of contingent consideration											12,400,000
Expenses related to change in estimated fair value, recorded in selling, general and administrative expense												700,000
Asset impairment charge	3,727,000	7,320,000	28,848,000	5,634,000	2,636,000	38,271,000									45,500,000
Pretax goodwill impairment charges							36,200,000	0	80,200,000							36,200,000
Pretax impairment charges													5,900,000	35,000,000			3,600,000	1,200,000
Other impairment charges recognized for production equipment and intellectual property																	5,700,000
Pretax impairment charges															7,800,000
Equipment impairment charge																			6,600,000
Face value of note received as a part of sale consideration																				15,000,000
Maximum term of note																				7 years
Estimated fair value of note																				$ 9,800,000